Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JAMES ADVANTAGE FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 01, 2013
Supplement Text Block	jaf_SupplementTextBlock

James Advantage Funds

James Balanced: Golden Rainbow Fund

James Mid Cap Fund

James Small Cap Fund

James Long-Short Fund

Supplement dated August 29, 2014 to the Prospectus dated November 1, 2013

Important Notice Regarding Change in Investment Policy

Effective November 1, 2014, the first paragraph under the section “Principal Investment Strategies” appearing on page 11 of the Prospectus for the retail class shares of the James Balanced: Golden Rainbow Fund and the James Mid Cap Fund (the “Fund”), James Small Cap Fund and James Long-Short Fund will be deleted and replaced in its entirety by the following:

The Fund invests primarily in equity securities of foreign and domestic companies that the Adviser believes are undervalued. Equity securities that the Fund will principally invest in are common stocks, preferred stocks and exchange traded funds (“ETFs”) that invest primarily in equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowing for investment purposes, if any) in equity securities of mid capitalization companies. Shareholders of the Fund will be provided with at least 60 days’ prior notice of any change in the Fund’s 80% investment policy. Mid capitalization companies are defined as those companies with market capitalizations at the time of purchase that fall within the range of the S&P Mid Cap 400® Index. As of July 31, 2014, the largest market capitalization of the companies included in the S&P Mid Cap 400® Index was $10.69 billion and the smallest market capitalization was $1.19 billion.

James Advantage Funds

James Micro Cap Fund

Supplement dated August 29, 2014 to the Prospectus dated November 1, 2013

Important Notice Regarding Change in Investment Policy

Effective November 1, 2014, the entire section titled “Principal Investment Strategies” appearing on page 1 of the Prospectus will be deleted and replaced in its entirety by the following:

Principal Investment Strategies

The Fund invests primarily in equity securities of foreign and domestic companies that the Adviser believes are undervalued. Equity securities include common stocks, preferred stocks and exchange traded funds (“ETFs”) that invest primarily in equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowing for investment purposes, if any) in equity securities of micro capitalization companies. Shareholders of the Fund will be provided with at least 60 days’ prior notice of any change in the Fund’s 80% investment policy. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell Microcap® Index, including ETFs that invest primarily in such securities. As of July 31, 2014, the largest market capitalization of the companies included in the Russell Microcap® Index was $2.18 billion. The Fund anticipates investing across a range of industry sectors. However, certain sectors may be significantly overweighted or underweighted compared to the Russell Microcap® Index because the Adviser seeks the best investment opportunities regardless of sector. The sectors in which the Fund may be overweighted or underweighted will vary at different points in the economic cycle. The Adviser uses a disciplined sell strategy for the Fund. The Adviser may sell securities because of a deterioration of the underlying company’s financials, such as earnings or cash flow, or because of an increase in the price of a stock that would make it expensive relative to the other stocks held by the Fund. Other reasons may include a change in management or control of the company, a need to raise cash or changes in the regulatory or economic environment in which the company operates.

James Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	jaf_SupplementTextBlock

James Advantage Funds

James Mid Cap Fund

Supplement dated August 29, 2014 to the Prospectus dated November 1, 2013

Important Notice Regarding Change in Investment Policy

Effective November 1, 2014, the first paragraph under the section “Principal Investment Strategies” appearing on page 11 of the Prospectus for the retail class shares of the James Balanced: Golden Rainbow Fund and the James Mid Cap Fund (the “Fund”), James Small Cap Fund and James Long-Short Fund will be deleted and replaced in its entirety by the following:

The Fund invests primarily in equity securities of foreign and domestic companies that the Adviser believes are undervalued. Equity securities that the Fund will principally invest in are common stocks, preferred stocks and exchange traded funds (“ETFs”) that invest primarily in equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowing for investment purposes, if any) in equity securities of mid capitalization companies. Shareholders of the Fund will be provided with at least 60 days’ prior notice of any change in the Fund’s 80% investment policy. Mid capitalization companies are defined as those companies with market capitalizations at the time of purchase that fall within the range of the S&P Mid Cap 400® Index. As of July 31, 2014, the largest market capitalization of the companies included in the S&P Mid Cap 400® Index was $10.69 billion and the smallest market capitalization was $1.19 billion.

James Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	jaf_SupplementTextBlock

James Advantage Funds

James Small Cap Fund

Supplement dated August 29, 2014 to the Prospectus dated November 1, 2013

Important Notice Regarding Change in Investment Policy

Effective November 1, 2014, the first paragraph under the section “Principal Investment Strategies” appearing on page 11 of the Prospectus for the retail class shares of the James Balanced: Golden Rainbow Fund and the James Mid Cap Fund (the “Fund”), James Small Cap Fund and James Long-Short Fund will be deleted and replaced in its entirety by the following:

The Fund invests primarily in equity securities of foreign and domestic companies that the Adviser believes are undervalued. Equity securities that the Fund will principally invest in are common stocks, preferred stocks and exchange traded funds (“ETFs”) that invest primarily in equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowing for investment purposes, if any) in equity securities of mid capitalization companies. Shareholders of the Fund will be provided with at least 60 days’ prior notice of any change in the Fund’s 80% investment policy. Mid capitalization companies are defined as those companies with market capitalizations at the time of purchase that fall within the range of the S&P Mid Cap 400® Index. As of July 31, 2014, the largest market capitalization of the companies included in the S&P Mid Cap 400® Index was $10.69 billion and the smallest market capitalization was $1.19 billion.

James Long-Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	jaf_SupplementTextBlock

James Advantage Funds

James Long-Short Fund

Supplement dated August 29, 2014 to the Prospectus dated November 1, 2013

Important Notice Regarding Change in Investment Policy

Effective November 1, 2014, the first paragraph under the section “Principal Investment Strategies” appearing on page 11 of the Prospectus for the retail class shares of the James Balanced: Golden Rainbow Fund and the James Mid Cap Fund (the “Fund”), James Small Cap Fund and James Long-Short Fund will be deleted and replaced in its entirety by the following:

The Fund invests primarily in equity securities of foreign and domestic companies that the Adviser believes are undervalued. Equity securities that the Fund will principally invest in are common stocks, preferred stocks and exchange traded funds (“ETFs”) that invest primarily in equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowing for investment purposes, if any) in equity securities of mid capitalization companies. Shareholders of the Fund will be provided with at least 60 days’ prior notice of any change in the Fund’s 80% investment policy. Mid capitalization companies are defined as those companies with market capitalizations at the time of purchase that fall within the range of the S&P Mid Cap 400® Index. As of July 31, 2014, the largest market capitalization of the companies included in the S&P Mid Cap 400® Index was $10.69 billion and the smallest market capitalization was $1.19 billion.

JAMES MICRO CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	jaf_SupplementTextBlock

James Advantage Funds

James Micro Cap Fund

Supplement dated August 29, 2014 to the Prospectus dated November 1, 2013

Important Notice Regarding Change in Investment Policy

Effective November 1, 2014, the entire section titled “Principal Investment Strategies” appearing on page 1 of the Prospectus will be deleted and replaced in its entirety by the following:

Principal Investment Strategies

The Fund invests primarily in equity securities of foreign and domestic companies that the Adviser believes are undervalued. Equity securities include common stocks, preferred stocks and exchange traded funds (“ETFs”) that invest primarily in equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowing for investment purposes, if any) in equity securities of micro capitalization companies. Shareholders of the Fund will be provided with at least 60 days’ prior notice of any change in the Fund’s 80% investment policy. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell Microcap® Index, including ETFs that invest primarily in such securities. As of July 31, 2014, the largest market capitalization of the companies included in the Russell Microcap® Index was $2.18 billion. The Fund anticipates investing across a range of industry sectors. However, certain sectors may be significantly overweighted or underweighted compared to the Russell Microcap® Index because the Adviser seeks the best investment opportunities regardless of sector. The sectors in which the Fund may be overweighted or underweighted will vary at different points in the economic cycle. The Adviser uses a disciplined sell strategy for the Fund. The Adviser may sell securities because of a deterioration of the underlying company’s financials, such as earnings or cash flow, or because of an increase in the price of a stock that would make it expensive relative to the other stocks held by the Fund. Other reasons may include a change in management or control of the company, a need to raise cash or changes in the regulatory or economic environment in which the company operates.

Retail Class Shares | James Balanced: Golden Rainbow Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	jaf_SupplementTextBlock

James Advantage Funds

James Balanced: Golden Rainbow Fund

Supplement dated August 29, 2014 to the Prospectus dated November 1, 2013

Important Notice Regarding Change in Investment Policy

Effective November 1, 2014, the first paragraph under the section “Principal Investment Strategies” appearing on page 11 of the Prospectus for the retail class shares of the James Balanced: Golden Rainbow Fund and the James Mid Cap Fund (the “Fund”), James Small Cap Fund and James Long-Short Fund will be deleted and replaced in its entirety by the following:

The Fund invests primarily in equity securities of foreign and domestic companies that the Adviser believes are undervalued. Equity securities that the Fund will principally invest in are common stocks, preferred stocks and exchange traded funds (“ETFs”) that invest primarily in equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowing for investment purposes, if any) in equity securities of mid capitalization companies. Shareholders of the Fund will be provided with at least 60 days’ prior notice of any change in the Fund’s 80% investment policy. Mid capitalization companies are defined as those companies with market capitalizations at the time of purchase that fall within the range of the S&P Mid Cap 400® Index. As of July 31, 2014, the largest market capitalization of the companies included in the S&P Mid Cap 400® Index was $10.69 billion and the smallest market capitalization was $1.19 billion.